UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                            Joanna Haigney, Secretary
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                        Date of fiscal year end: March 31

             Date of reporting period: April 1, 2005 - June 30, 2005

Item 1. Schedule of Investments.

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited)                                                         June 30, 2005
----------------------------------------------------------------------------------------------------------

                                                                                                FAIR
                                                                                                VALUE
                                                              SHARES           COST            (NOTE 1)
----------------------------------------------------------------------------------------------------------
PORTFOLIO FUNDS - 86.0%
SPHINX CONVERTIBLE ARBITRAGE - 9.0%
Clinton Portfolio                                               4,839       $ 5,324,662       $ 4,565,207
Deephaven Convertible Trading Portfolio                         4,902         5,330,227         5,118,281
Forest Global Convertible Series A Class 5 Portfolio            4,729         5,368,686         5,264,502
SSI Hedged Convertible Market-Neutral Portfolio                 4,314         5,351,175         4,968,869
TQA Vantage Portfolio                                           4,537         5,375,780         5,189,583
                                                                        ----------------   ---------------
                                                                             26,750,530        25,106,442
                                                                        ----------------   ---------------

SPHINX DISTRESSED - 9.7%
Contrarian Capital Senior Secured Offshore Portfolio            4,590         6,137,953         6,946,032
MW Post Opportunity Portfolio                                   3,851         6,266,284         6,785,590
RCG Carpathia Portfolio                                         5,394         6,423,450         6,679,674
Varde Portfolio                                                 4,600         6,196,182         6,865,942
                                                                        ----------------   ---------------
                                                                             25,023,869        27,277,238
                                                                        ----------------   ---------------

SPHINX EQUITY MARKET NEUTRAL - 9.8%
First Quadrant Portfolio                                        5,608         5,341,275         5,454,084
GLC Portfolio                                                   5,892         5,700,430         5,684,291
Martingale                                                      5,899         5,737,626         5,359,933
Salus Capital Portfolio                                         5,511         5,448,089         5,431,289
Thales International Portfolio                                  5,029         4,992,448         5,540,571
                                                                        ----------------   ---------------
                                                                             27,219,868        27,470,168
                                                                        ----------------   ---------------

SPHINX FIXED INCOME ARBITRAGE - 9.8%
Concordia Portfolio                                             5,951         5,337,981         5,645,596
DCM Portfolio                                                   4,881         5,107,245         5,474,153
Ellington Mortgage Portfolio                                    4,176         4,763,566         5,801,217
MKP Offshore Portfolio                                          4,596         5,163,110         5,125,662
West Side Advisors Portfolio                                    5,083         5,034,920         5,483,605
                                                                        ----------------   ---------------
                                                                             25,406,822        27,530,233
                                                                        ----------------   ---------------

SPHINX LONG/SHORT EQUITY - 9.6%
Chilton Investment Partners Portfolio                           5,262         4,789,047         5,788,217
Cumberland Portfolio                                            3,450         4,870,157         5,119,967
Lazard                                                          4,452         5,148,951         5,203,684
Omega Overseas Partners Class A Portfolio                       3,439         4,694,715         5,551,064
Sparx Long-Short Portfolio                                      4,053         5,124,008         5,391,686
                                                                        ----------------   ---------------
                                                                             24,626,878        27,054,618
                                                                        ----------------   ---------------

SPHINX MACRO - 9.3%
Big Sky Global Vision Portfolio                                 5,911       $ 6,868,285       $ 6,288,068
Bridgewater                                                     6,360         6,534,269         6,614,626
Epoch Overseas Portfolio                                        7,641         7,054,225         6,647,754
Vega Global Portfolio                                           5,588         6,578,098         6,503,809
                                                                        ----------------   ---------------
                                                                             27,034,877        26,054,257
                                                                        ----------------   ---------------

SPHINX MANAGED FUTURES - 9.4%
SPhinX Managed Futures Fund Ltd.                               21,704        25,310,786        26,499,256
                                                                        ----------------   ---------------

SPHINX MERGER ARBITRAGE - 9.8%
Aetos Portfolio                                                 6,496         6,575,423         6,910,585
Gabelli                                                         6,693         6,677,605         6,828,759
Kellner DiLeo Portfolio                                         6,222         6,498,935         6,934,588
The Merger Fund                                                 6,175         6,601,138         6,851,011
                                                                        ----------------   ---------------
                                                                             26,353,101        27,524,943
                                                                        ----------------   ---------------

SPHINX SPECIAL SITUATIONS - 9.6%
Canyon Portfolio                                                3,623         5,033,926         5,383,603
Halcyon Event-Driven Portfolio                                  4,532         5,156,621         5,423,673
Mariner Portfolio                                               4,258         5,242,965         5,431,659
Metropolitan Capial Advisors International Portfolio            4,445         5,146,075         5,290,532
Para International Portfolio                                    4,044         4,969,996         5,326,161
                                                                        ----------------   ---------------
                                                                             25,549,583        26,855,628
                                                                        ----------------   ---------------

                                                                        ----------------   ---------------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 86.0%                              $ 233,276,314     $ 241,372,783

SHORT-TERM INVESTMENTS - 0.3%
MONEY MARKET FUND - 0.3%
Monarch Daily Assets Cash Fund                                922,826           922,826           922,826
                                                                        ----------------   ---------------

TOTAL INVESTMENTS - 86.3%                                                 $ 234,199,140 *   $ 242,295,609
                                                                        ----------------   ---------------
Other Assets Net of Liabilities - 13.7%                                                        38,444,868
                                                                                           ---------------
NET ASSETS - 100.0%                                                                         $ 280,740,477
                                                                                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND net unrealized appreciation consists of:

Gross Unrealized Appreciation:                           $ 11,249,615
Gross Unrealized Depreciation:                             (3,153,146)
                                                      ----------------
Net Unrealized Appreciation (Depreciation):               $ 8,096,469
                                                      ================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


RYDEX CAPITAL PARTNERS SPHINX FUND

By:      /S/ MICHAEL P. BYRUM
         -----------------------------
         Michael P. Byrum, President

Date:    AUGUST 16, 2005
         -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ MICHAEL P. BYRUM
         -----------------------------
         Michael P. Byrum, President

Date:    AUGUST 16, 2005
         -----------------------------


By:      /S/ NICK BONOS
         -----------------------------
         Nick Bonos, Treasurer

Date:    AUGUST 16, 2005
         -----------------------------